38. Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of statement of financial position

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2020 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	12.31.2020	12.31.2019	12.31.2020	12.31.2019
Derivatives not designated for hedge accounting
Future contracts - total (*)	(240)	(10,383)	(10)	(28)
Long position/Crude oil and oil products	3,927	9,865	-	-	2021
Short position/Crude oil and oil products	(4,167)	(20,248)	-	-	2021
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	-	US$ 273	-	-	-
Long position/Foreign currency forwards (EUR/USD) (**)	-	EUR 2.245	-	(45)	-
Long position/Foreign currency forwards (GPB/USD) (**)	GBP 354	GBP 388	23	11	2021
Short position/Foreign currency forwards (GPB/USD) (**)	-	GBP 224	-	(14)	-
Swap
Foreign currency / Cross-currency Swap (**)	GBP 615	GBP 700	44	32	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(26)	(50)	2034
Swap - IPCA	R$ 3008	R$ 3008	47	6	2029/2034
Foreign currency / Cross-currency Swap (**)	US$ 729	US$ 729	(244)	11	2024/2029
Total recognized in the Statement of Financial Position			(166)	(77)

(*) Notional value in thousands of bbl.
(**) Amounts in US$, GBP and EUR are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument

		Gains/ (losses) recognized in the statement of income
	2020	2019	2018
Commodity derivatives
Crude oil - 38.2 (a) (b)	(502)	(216)	(401)
Gasoline - 38.2 (b)	−	11	(34)
Diesel - 38.2 (b)	−	(12)	−
Other commodity derivative transactions - 38.2 (c)	194	(153)	19
Recognized in Other Income and Expenses	(308)	(370)	(416)
Currency derivatives		−
Swap Pounds Sterling x Dollar - 38.3 (b)	11	(18)	(265)
NDF – Euro x Dollar - 38.3 (b)	(23)	(153)	(129)
NDF – Pounds Sterling x Dollar - 38.3 (b)	20	(8)	(12)
Swap CDI x Dollar - 38.3 (b)	(284)	7	−
Others	(2)	6	36
	(278)	(166)	(370)
Interest rate derivatives
Swap - CDI X IPCA	(36)	6	−
	(36)	6	−
Cash flow hedge on exports (*)	(4,720)	(3,136)	(3,315)
Recognized in Net finance income (expense)	(5,034)	(3,296)	(3,685)
Total	(5,342)	(3,666)	(4,101)

(*) As presented in note 38.3
		Gains/ (losses) recognized in other comprehensive income
	2020	2019	2018
Cash flow hedge on exports (*)	(17,542)	(5,060)	(5,635)

(*) As presented in note 38.3

Schedule of guarantees given as collateral
	Guarantees given as collateral
	12.31.2020	12.31.2019
Commodity derivatives	13	57
Currency derivatives	78	230
Total	91	287

Schedule of sensitivity analysis of the derivative financial instruments

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2020 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(27)	(55)
		−	(27)	(55)
Net effect
(*) The probable scenario was computed based on the fair value of oil and oil products prices at December 31, 2020. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

Schedule of statement of income of cumulative losses recognized

The carrying amounts, the fair value as of December 31, 2020, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.1967 exchange rate are set out below:

				Present value of hedging instrument notional value at 12.31.2020
Hedging Instrument	Hedged Transactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2021 to December 2030	61,502	319,608

Schedule of hedging instrument notional value
Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2020	87,651	353,295
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	12,128	59,145
Exports affecting the statement of income	(13,432)	(67,343)
Principal repayments / amortization	(24,845)	(124,955)
Foreign exchange variation	-	99,466
Amounts designated as of December 31, 2020	61,502	319,608
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2020	69,314	360,205

Schedule of cumulative foreign exchange losses recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2020 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2019	(20,143)	6,851	(13,292)
Recognized in Other comprehensive income	(3,510)	1,192	(2,318)
Reclassified to the statement of income - occurred exports	3,136	(1,066)	2,070
Balance at December 31, 2019	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(21,460)	7,296	(14,164)
Reclassified to the statement of income - occurred exports	4,172	(1,419)	2,753
Reclassified to the statement of income - exports no longer expected to occur	548	(187)	361
Balance at December 31, 2020	(37,257)	12,667	(24,590)

Schedule of reclassification of cumulative foreign exchange losses recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2020 is set out below:

	2021	2022	2023	2024	2025	2026	2027	2028 to 2030	Total
Expected realization	(6,895)	(7,323)	(6,132)	(4,647)	(3,163)	(2,731)	(2,832)	(3,534)	(37,257)

a.1)        Accounting policy

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 12.31.2020	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario

Assets	4,639		(42)	1,160	2,320
Liabilities	(107,346)	Dollar/Real	965	(26,836)	(53,673)
Exchange rate - Cross currency swap	(579)		5	(145)	(289)
Cash flow hedge on exports	61,502		(553)	15,376	30,751
	(41,784)		375	(10,445)	(20,891)
Assets	4	Euro/Real	−	1	2
Liabilities	(48)		2	(12)	(24)
	(44)		2	(11)	(22)
Assets	1,705	Euro/Dollar	(10)	426	852
Liabilities	(3,406)		20	(852)	(1,703)
	(1,701)		10	(426)	(851)
Assets	5	Pound/Real	−	1	2
Liabilities	(23)		1	(6)	(12)
	(18)		1	(5)	(10)
Assets	1,883	Pound /Dollar	(22)	471	942
Liabilities	(3,742)		44	(935)	(1,871)
Derivative - cross currency swap	1,660		(20)	415	830
Non Deliverable Forward (NDF)	483		(6)	121	242
	284		(4)	72	143
Total at December 31, 2020	(43,263)		384	(10,815)	(21,631)
Total at December 31, 2019	950		16	285	570

(*) At December 31, 2020, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 0.9% appreciation of the Real; Euro x U.S. Dollar: a 0.6% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.19% depreciation of the Pound Sterling; Real x Euro: a 5% appreciation of the Real; and Real x Pound Sterling - a 4.6% appreciation of the Real. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 1M	10	12	14
LIBOR 3M	13	15	17
LIBOR 6M	414	463	512
CDI	83	104	125
TJLP	84	105	126
IPCA	77	96	115
	681	795	909
(*) The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

Summary of Credit Quality of Cash and Cash Equivalents, and Marketable Securities

The credit quality of those financial assets, that are neither past due nor considered to be credit impaired, are set out below:

	Cash and cash equivalents		Marketable securities

	12.31.2020	12.31.2019	12.31.2020	12.31.2019
AA	1,995	1,053	−	−
A	2,363	1,173	−	−
BBB	168	41	−	−
BB	4,154	3,591	−	838
AAA.br	673	80	652	33
AA.br	1,960	1,224	43	48
Other ratings	398	210	8	27
	11,711	7,372	703	946

Summary of Information Concerning the Insurance Coverage Outstanding

The main information concerning the insurance coverage outstanding at December 31, 2020 is set out below:

Assets	Types of coverage	Amount insured
Facilities, equipment inventory and products inventory	Fire, operational risks and engineering risks	124,493
Tankers and auxiliary vessels	Hulls	3,341
Fixed platforms, floating production systems and offshore drilling units	Oil risks	48,786
Total		176,620